Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of the allowance for loan losses
Balance at beginning of period				$ 10,852				$ 9,886	$ 10,852	$ 9,886	$ 8,604
Additions:
Provision for loan losses	$ 475	$ 250	$ 450	300	$ 530	$ 555	$ 330	350	1,475	1,765	1,425
Deductions:
Loans charged off									1,041	1,181	1,290
Less recoveries on loans									(366)	(382)	(1,147)
Net loan charge-offs (recoveries)									675	799	143
Balance at end of period	11,652				10,852				11,652	10,852	9,886
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period				3,325				2,753	3,325	2,753	2,153
Additions:
Provision for loan losses									296	1,147	690
Deductions:
Loans charged off									484	649	389
Less recoveries on loans									(100)	(74)	(299)
Net loan charge-offs (recoveries)									384	575	90
Balance at end of period	3,237				3,325				3,237	3,325	2,753
Residential real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				170				108	170	108	59
Additions:
Provision for loan losses									(44)	(26)	49
Deductions:
Loans charged off									48	0	0
Less recoveries on loans									(62)	(88)	0
Net loan charge-offs (recoveries)									(14)	(88)	0
Balance at end of period	140				170				140	170	108
Residential real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				1,689				2,385	1,689	2,385	2,439
Additions:
Provision for loan losses									516	(560)	381
Deductions:
Loans charged off									186	219	495
Less recoveries on loans									(52)	(83)	(60)
Net loan charge-offs (recoveries)									134	136	435
Balance at end of period	2,071				1,689				2,071	1,689	2,385
Commercial real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				807				413	807	413	644
Additions:
Provision for loan losses									(20)	394	(732)
Deductions:
Loans charged off									30	0	1
Less recoveries on loans									0	0	(502)
Net loan charge-offs (recoveries)									30	0	(501)
Balance at end of period	757				807				757	807	413
Commercial real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				4,437				3,793	4,437	3,793	2,935
Additions:
Provision for loan losses									457	657	865
Deductions:
Loans charged off									38	45	147
Less recoveries on loans									(58)	(32)	(140)
Net loan charge-offs (recoveries)									(20)	13	7
Balance at end of period	4,914				4,437				4,914	4,437	3,793
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period				345				274	345	274	273
Additions:
Provision for loan losses									150	234	113
Deductions:
Loans charged off									255	268	258
Less recoveries on loans									(94)	(105)	(146)
Net loan charge-offs (recoveries)									161	163	112
Balance at end of period	334				345				334	345	274
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 79				$ 160	79	160	101
Additions:
Provision for loan losses									120	(81)	59
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loan charge-offs (recoveries)									0	0	0
Balance at end of period	$ 199				$ 79				$ 199	$ 79	$ 160